Customer and Supplier Concentrations (Details)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	12.61%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.67%
Customer Concentration Risk [Member] | Customer [Member] | Total Revenue [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	19.37%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier One [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	12.63%	22.88%
Supplier Concentration Risk [Member] | Purchase [Member] | Suppliers Two [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	11.01%	11.97%
Supplier Concentration Risk [Member] | Purchase [Member] | Suppliers Three [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		10.35%
Supplier Concentration Risk [Member] | Accounts Payables [Member] | Supplier One [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	17.27%	30.79%
Supplier Concentration Risk [Member] | Accounts Payables [Member] | Suppliers Two [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	14.71%	15.72%
Supplier Concentration Risk [Member] | Accounts Payables [Member] | Suppliers Three [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	13.01%	11.78%
Supplier Concentration Risk [Member] | Accounts Payables [Member] | Suppliers four [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		10.39%